Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,512,394	$ 2,026,665
Non Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	927,235	0
Current and non-current liabilities to credit institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	3,439,629
Working capital loans from banks | Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	2,414,763	1,923,755
Floorplan facilities | Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	89,471	75,963
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	8,160	26,947
Sale-leaseback facilities | Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	8,160	26,947
Syndicated loans from banks | Non Current Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 927,235	$ 0